Property, Plant And Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 8.6	$ 8.1	$ 7.8
Rental expense under operating leases	$ 5.0	$ 5.0	$ 8.1
Minimum term of initial or remaining noncancelable lease	1 year